Kemper ADVANTAGE III VARIABLE ANNUITY
2003 ANNUAL REPORT
Includes annual reports for:
The Alger American Fund	ING VP Emerging Markaet Fund, Inc.
American Century Variable Portfolios, Inc.	ING VP Natural Resources Trust
Credit Suisse Trust	INVESCO Variable Investment Funds, Inc.
Dreyfus Investment Portfolios	J.P. Morgan Series Trust II
The Dreyfus Socially Responsible Growth Fund, Inc.	Janus Aspen Series
Dreyfus Variable Investment Fund Fidelity Variable Insurance Products Fund Franklin Templeton Variable Insurance Products Trust	Oppenheimer Variable Account Funds Scudder Variable Series I Scudder Variable Series II
See Prospectus Supplements on Next Page

Kemper Advantage III is a Flexible Payment Variable Annuity. Issued by Kemper Investors Life Insurance Company, Schaumburg, Illinois. Securities distributed by Investors Brokerage Services, Inc.

RECYCLE LOGO Printed on Recycled Paper	Policy Form Series L-1000

Postage Paid Stamp Kemper Investors Life Insurance Company Administrative Office: 1600 McConnor Parkway Schaumburg, IL 60196-6801

ADV3-AR (02/04)